Class K | BlackRock Total International ex U.S. Index Fund
Fund Overview Key Facts About BlackRock Total International ex U.S. Index Fund
Investment Objective
The investment objective of BlackRock Total International ex U.S. Index Fund (“Total International ex U.S. Index Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to match the performance of the MSCI All Country World ex USA Index (the “MSCI ACWI ex USA Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Total International ex U.S. Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class K BlackRock Total International ex U.S. Index Fund Class K Shares	[2]
Management Fee	0.03%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.43%
Administration Fees	0.01%
Miscellaneous Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.11%	[3]
[1]	The Management Fee has been restated to reflect current fees.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the allocated expenses of Total International ex U.S. Index Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The management fees are paid by the Master Portfolio.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 31, BlackRock Fund Advisors ("BFA"), the investment adviser for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.11% of average daily net assets (for Class K Shares) through April 30, 2018. The Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class K | BlackRock Total International ex U.S. Index Fund | Class K Shares | USD ($)	11	112	223	545

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Total International ex U.S. Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI ACWI ex USA Index. The Fund will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund will invest in the common stocks represented in the MSCI ACWI ex USA Index in roughly the same proportions as their weightings in the MSCI ACWI ex USA Index. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. The component stocks have a market capitalization between $415.1 million and $239.217 billion as of March 31, 2016. The Fund may also engage in futures transactions. At times, the Fund may not invest in all of the common stocks in the MSCI ACWI ex USA Index, or in the same weightings as in the MSCI ACWI ex USA Index. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks chosen are similar to the MSCI ACWI ex USA Index as a whole. The Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the MSCI ACWI ex USA Index is concentrated.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer issuers than a diversified fund.

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Total International ex U.S. Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Underlying Index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

  Futures Risk — The Fund’s use of futures may reduce the Fund’s returns. In these transactions, the Fund is subject to liquidity risk and correlation risk (i.e., that fluctuations in a future’s value may not correlate with the change in market value of the instruments held by the Fund).

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the MSCI ACWI ex USA Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

  Index-Related Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on the Fund and its shareholders.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

  Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Performance Information
The information shows you how the performance of Total International ex U.S. Index Fund has varied for the periods since inception and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI ACWI ex USA Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BFA, BAL and their affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS BlackRock Total International ex U.S. Index Fund As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 11.47% (quarter ended March 31, 2012) and the lowest return for a quarter was -11.94% (quarter ended September 30, 2015). The year-to-date return for the quarter ended March 31, 2016 was -0.15%.
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns - Class K - BlackRock Total International ex U.S. Index Fund	1 Year	Since Inception	Inception Date
Class K Shares	(5.83%)	(0.04%)	Jun. 30, 2011
Class K Shares | Return After Taxes on Distributions	(6.57%)	(1.14%)
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares	(2.52%)	0.14%
MSCI ACWI ex USA Index (Reflects no deduction for fees, expenses or taxes)	(5.66%)	0.34%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.